Financial Instruments and Financial Risk Management - Summary of U.S. Dollar Financial Instruments Subject to Foreign Exchange Risk (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	$ 325	$ (206)
Canada, Dollars | Currency risk | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	59	634
Canada, Dollars | Currency risk | Trade and settlement receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	1,145	629
Canada, Dollars | Currency risk | Trade accounts payable and other liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	743	570
Canada, Dollars | Currency risk | Debt (Note 20)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	2,470	2,585
Reduced by: Debt designated as a hedging instrument in our net investment hedge | Canada, Dollars | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	$ 2,334	$ 1,686